Loan-to-Value of Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904		$ 5,912		$ 6,140
% of total	100.00%		100.00%		100.00%
Weighted-average debt service coverage ratio	1.95		1.95		2.01
Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,953		1,895		1,898
% of total	33.00%		32.00%		31.00%
Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,584		1,603		1,707
% of total	27.00%		27.00%		28.00%
Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,595		1,580		1,590
% of total	27.00%		27.00%		26.00%
Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	542		552		641
% of total	9.00%		9.00%		10.00%
Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	230		282		304
% of total	4.00%		5.00%		5.00%
0% - 50%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,560		1,568		1,507
% of total	26.00%		27.00%		25.00%
Weighted-average debt service coverage ratio	2.27		2.13		2.28
0% - 50% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	553		548		453
0% - 50% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	451		462		445
0% - 50% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	318		323		364
0% - 50% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	165		167		164
0% - 50% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	73		68		81
51% - 60%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	845		923		1,017
% of total	14.00%		16.00%		17.00%
Weighted-average debt service coverage ratio	1.76		1.73		1.89
51% - 60% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	277		280		247
51% - 60% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	235		242		332
51% - 60% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	224		237		281
51% - 60% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	85		140		110
51% - 60% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	24		24		47
61% - 75%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	2,672		2,537		2,498
% of total	46.00%		42.00%		40.00%
Weighted-average debt service coverage ratio	2.07		2.09		2.16
61% - 75% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	920		874		900
61% - 75% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	671		671		642
61% - 75% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	721		688		546
61% - 75% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	248		201		321
61% - 75% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	112		103		89
76% - 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	699		748		858
% of total	12.00%		13.00%		14.00%
Weighted-average debt service coverage ratio	1.17		1.18		1.19
76% - 100% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	172		162		268
76% - 100% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	188		188		261
76% - 100% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	295		288		283
76% - 100% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	29		29		31
76% - 100% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	15		81		15
Greater than 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	128	[1]	136	[2]	260	[3]
% of total	2.00%	[1]	2.00%	[2]	4.00%	[3]
Weighted-average debt service coverage ratio	1.05	[1]	2.48	[2]	2.26	[3]
Greater than 100% | Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	31	[1]	31	[2]	30	[3]
Greater than 100% | Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	39	[1]	40	[2]	27	[3]
Greater than 100% | Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	37	[1]	44	[2]	116	[3]
Greater than 100% | Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	15	[1]	15	[2]	15	[3]
Greater than 100% | Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 6	[1]	$ 6	[2]	$ 72	[3]

[1]	Included $128 million of loans in good standing, with a total weighted-average loan-to-value of 145%, where borrowers continued to make timely payments.
[2]	Included $136 million of loans in good standing, with a total weighted-average loan-to-value of 144%, where borrowers continued to make timely payments.
[3]	Included $260 million of loans in good standing, with a total weighted-average loan-to-value of 117%, where borrowers continued to make timely payments.